CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Ordinary shares USD ($)	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2010 Ordinary shares USD ($)	Dec. 31, 2010 Ordinary shares CNY	Dec. 31, 2009 Ordinary shares USD ($)	Dec. 31, 2009 Ordinary shares CNY	Dec. 31, 2011 Treasury Stock CNY	Dec. 31, 2010 Treasury Stock CNY	Dec. 31, 2009 Treasury Stock CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2009 Additional Paid-in Capital CNY	Dec. 31, 2011 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2010 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2009 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2011 Retained Earnings CNY	Dec. 31, 2010 Retained Earnings CNY	Dec. 31, 2009 Retained Earnings CNY	Dec. 31, 2011 Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Dec. 31, 2010 Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Dec. 31, 2009 Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Dec. 31, 2011 Noncontrolling Interest CNY	Dec. 31, 2010 Noncontrolling Interest CNY	Dec. 31, 2009 Noncontrolling Interest CNY
Foreign currency translation adjustment, tax effect